UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Ultra-Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 48.1%
Consumer Discretionary 5.4%
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		1,200,000	1,209,000
Avis Budget Car Rental LLC, 4.875%, 11/15/2017		130,000	132,925
CCO Holdings LLC, 6.5%, 4/30/2021		1,500,000	1,568,437
CCO Safari II LLC, 144A, 3.579%, 7/23/2020		2,065,000	2,071,100
CSC Holdings LLC, 7.875%, 2/15/2018		1,000,000	1,097,500
D.R. Horton, Inc., 3.75%, 3/1/2019		300,000	304,875
Dana Holding Corp., 5.375%, 9/15/2021		600,000	612,000
DISH DBS Corp., 7.125%, 2/1/2016		1,400,000	1,433,250
Dollar Tree, Inc., 144A, 5.25%, 3/1/2020		1,500,000	1,582,500
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		1,000,000	1,012,500
Ford Motor Credit Co., LLC, 2.375%, 1/16/2018		3,000,000	3,022,593
General Motors Financial Co., Inc.:
2.75%, 5/15/2016		35,000	35,349
3.2%, 7/13/2020		1,280,000	1,265,279
Hertz Corp., 4.25%, 4/1/2018		900,000	915,750
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		600,000	579,000
Jarden Corp., 7.5%, 5/1/2017		315,000	342,956
L Brands, Inc., 6.9%, 7/15/2017 (b)		495,000	540,169
Lennar Corp., 4.125%, 12/1/2018		120,000	121,800
MGM Resorts International, 7.625%, 1/15/2017		1,000,000	1,062,500
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		3,000,000	3,195,000
Numericable-SFR, 144A, 4.875%, 5/15/2019		640,000	649,600
RCI Banque SA, 144A, 3.5%, 4/3/2018		4,357,000	4,520,950
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		700,000	701,750
			27,976,783
Consumer Staples 1.7%
ConAgra Foods, Inc., 2.1%, 3/15/2018		377,000	374,760
Constellation Brands, Inc., 7.25%, 9/1/2016		120,000	126,600
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		1,500,000	1,620,000
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020		1,165,000	1,169,867
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		4,000,000	4,065,000
Tyson Foods, Inc., 2.65%, 8/15/2019		1,320,000	1,330,522
			8,686,749
Energy 8.1%
Afren PLC, 144A, 10.25%, 4/8/2019 *		3,065,000	76,625
Carrizo Oil & Gas, Inc., 7.5%, 9/15/2020 (b)		500,000	502,500
Chesapeake Energy Corp., 6.625%, 8/15/2020 (b)		650,000	581,750
Columbia Pipeline Group, Inc., 144A, 2.45%, 6/1/2018		650,000	654,195
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		2,000,000	2,037,184
Energy Transfer Partners LP, 4.15%, 10/1/2020		1,150,000	1,179,656
Freeport-McMoran Oil & Gas LLC, 6.5%, 11/15/2020		1,625,000	1,576,250
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		3,000,000	2,280,000
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,500,000	1,693,425
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		5,000,000	4,922,615
Kinder Morgan, Inc., 7.0%, 6/15/2017		100,000	108,142
Noble Holding International Ltd., 4.0%, 3/16/2018		670,000	668,974
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		2,000,000	1,755,000
Oasis Petroleum, Inc., 6.5%, 11/1/2021		1,000,000	910,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		5,000,000	4,293,750
ONEOK Partners LP:
3.2%, 9/15/2018		2,125,000	2,153,488
3.8%, 3/15/2020		1,750,000	1,787,711
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		2,500,000	1,775,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,400,000	954,100
Pride International, Inc., 6.875%, 8/15/2020 (b)		1,100,000	1,232,486
QGOG Atlantic, 144A, 5.25%, 7/30/2018		1,808,400	1,491,930
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		2,000,000	2,065,000
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		1,500,000	1,530,000
Tesoro Corp., 4.25%, 10/1/2017		250,000	256,250
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		4,365,000	4,626,900
Whiting Petroleum Corp., 6.5%, 10/1/2018		675,000	677,025
			41,789,956
Financials 13.2%
AerCap Ireland Capital Ltd., 144A, 4.5%, 5/15/2021		1,200,000	1,218,000
American Tower Corp., (REIT), 3.4%, 2/15/2019		2,410,000	2,464,917
Banco Bradesco SA, 144A, 4.5%, 1/12/2017		500,000	511,750
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		4,000,000	4,132,000
Bank of America Corp., Series L, 2.6%, 1/15/2019		3,000,000	3,036,231
Bank of Ceylon, REG S, 5.325%, 4/16/2018		3,000,000	3,022,500
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022 (b)		5,000,000	5,150,000
China Overseas Finance Cayman VI Ltd., REG S, 4.25%, 5/8/2019		2,368,000	2,440,027
CIT Group, Inc.:
3.875%, 2/19/2019		600,000	603,000
144A, 5.5%, 2/15/2019		360,000	380,700
Corpbanca SA, 144A, 3.875%, 9/22/2019		1,750,000	1,785,562
Country Garden Holdings Co., Ltd., 144A, 7.875%, 5/27/2019 (b)		1,000,000	1,070,000
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		1,200,000	1,251,000
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015		4,000,000	4,035,600
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	3,000,000	4,811,915
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,957,491
ICICI Bank Ltd., 144A, 4.8%, 5/22/2019		2,000,000	2,136,588
Intesa Sanpaolo SpA:
3.875%, 1/16/2018		3,000,000	3,098,733
3.875%, 1/15/2019		1,500,000	1,553,439
Itau Unibanco Holding SA, 144A, 2.85%, 5/26/2018		1,000,000	986,000
Jefferies Group LLC, 5.125%, 4/13/2018		2,500,000	2,643,992
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		5,000,000	5,082,350
National Savings Bank, 144A, 8.875%, 9/18/2018		2,000,000	2,160,000
Navient Corp.:
3.875%, 9/10/2015		600,000	600,000
4.625%, 9/25/2017		2,000,000	1,987,500
ProLogis LP, (REIT), 2.75%, 2/15/2019		1,970,000	2,001,894
Synchrony Financial, 3.0%, 8/15/2019		787,000	793,227
The Goldman Sachs Group, Inc., 2.625%, 1/31/2019		2,500,000	2,540,437
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		2,100,000	2,211,857
			68,666,710
Health Care 1.9%
Community Health Systems, Inc.:
5.125%, 8/15/2018		775,000	794,375
7.125%, 7/15/2020		600,000	639,000
Fresenius Medical Care U.S. Finance, Inc., 6.875%, 7/15/2017		250,000	272,500
HCA, Inc., 4.25%, 10/15/2019		1,500,000	1,544,062
Hypermarcas SA, 144A, 6.5%, 4/20/2021		4,000,000	4,204,000
Mallinckrodt International Finance SA:
3.5%, 4/15/2018		535,000	536,338
144A, 4.875%, 4/15/2020		1,000,000	1,029,150
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		575,000	604,109
			9,623,534
Industrials 6.0%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		1,500,000	1,494,009
ADT Corp., 4.125%, 4/15/2019 (b)		1,200,000	1,219,500
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		10,000	9,400
144A, 7.5%, 3/15/2018		385,000	388,609
CEMEX Espana SA, 144A, 9.875%, 4/30/2019		5,000,000	5,475,000
CNH Industrial Capital LLC:
3.25%, 2/1/2017		265,000	266,325
144A, 3.875%, 7/16/2018 (b)		240,000	241,800
Empresas ICA SAB de CV, 144A, 8.375%, 7/24/2017 (b)		2,200,000	2,090,000
Flextronics International Ltd., 4.625%, 2/15/2020		1,000,000	1,032,500
Harris Corp., 2.7%, 4/27/2020		950,000	935,221
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		1,500,000	1,541,250
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019		500,000	507,727
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		3,071,329	3,389,979
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		4,000,000	4,214,040
Noble Group Ltd., 144A, 6.625%, 8/5/2020 (b)		3,000,000	3,000,000
Union Andina de Cementos SAA, 144A, 5.875%, 10/30/2021		3,500,000	3,578,750
United Rentals North America, Inc., 7.375%, 5/15/2020		150,000	159,563
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		500,000	534,375
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020 (b)		1,200,000	1,210,500
			31,288,548
Information Technology 1.6%
Arrow Electronics, Inc., 3.0%, 3/1/2018		2,000,000	2,036,192
Fidelity National Information Services, Inc., 2.0%, 4/15/2018		1,203,000	1,198,740
Jabil Circuit, Inc., 7.75%, 7/15/2016		360,000	376,740
NXP BV:
144A, 3.5%, 9/15/2016		335,000	337,931
144A, 4.125%, 6/15/2020		1,200,000	1,204,500
Seagate HDD Cayman, 3.75%, 11/15/2018		750,000	780,963
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018		2,250,000	2,261,250
Unisys Corp., 6.25%, 8/15/2017		175,000	184,188
			8,380,504
Materials 5.2%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,455,000	1,446,718
AngloGold Ashanti Holdings PLC, 8.5%, 7/30/2020 (b)		2,000,000	2,045,696
ArcelorMittal, 5.125%, 6/1/2020		1,000,000	1,002,500
Celanese US Holdings LLC, 5.875%, 6/15/2021		1,500,000	1,590,000
CF Industries, Inc., 6.875%, 5/1/2018 (b)		3,000,000	3,362,967
Evraz Group SA, 144A, 6.5%, 4/22/2020		800,000	725,472
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		1,455,000	1,356,788
3.1%, 3/15/2020 (b)		2,000,000	1,825,000
Glencore Finance Canada Ltd., 144A, 2.7%, 10/25/2017		600,000	600,039
Glencore Funding LLC:
144A, 2.5%, 1/15/2019		1,810,000	1,770,880
144A, 3.125%, 4/29/2019		1,880,000	1,878,692
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,587,500
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,473,024
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,000,000	2,100,000
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019		300,000	302,625
Koppers, Inc., 7.875%, 12/1/2019		390,000	396,685
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,019,960
Novelis, Inc., 8.375%, 12/15/2017		340,000	351,900
Smurfit Kappa Acquisitions, 144A, 4.875%, 9/15/2018		200,000	211,500
Teck Resources Ltd., 3.0%, 3/1/2019 (b)		1,250,000	1,128,051
			27,175,997
Telecommunication Services 2.1%
CC Holdings GS V LLC, 2.381%, 12/15/2017		670,000	673,959
CenturyLink, Inc., Series N, 6.0%, 4/1/2017		700,000	733,250
Frontier Communications Corp., 8.125%, 10/1/2018		705,000	757,875
Intelsat Jackson Holdings SA, 7.25%, 4/1/2019		205,000	203,206
Level 3 Financing, Inc., 6.125%, 1/15/2021		900,000	943,875
SBA Telecommunications, Inc., 5.75%, 7/15/2020		1,500,000	1,567,500
Sprint Capital Corp., 6.9%, 5/1/2019		500,000	490,000
Sprint Communications, Inc., 6.0%, 12/1/2016		1,000,000	1,020,625
T-Mobile U.S.A., Inc., 6.25%, 4/1/2021		900,000	942,750
Telefonica Emisiones SAU, 3.192%, 4/27/2018		2,010,000	2,065,388
Telesat Canada, 144A, 6.0%, 5/15/2017		640,000	650,800
Windstream Services LLC, 7.875%, 11/1/2017		785,000	794,812
			10,844,040
Utilities 2.9%
Exelon Corp., 2.85%, 6/15/2020		870,000	873,989
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		3,100,000	3,231,750
Korea Western Power Co., Ltd., 144A, 3.125%, 5/10/2017		2,000,000	2,043,838
Majapahit Holding BV:
144A, 7.25%, 6/28/2017		2,000,000	2,182,500
144A, 7.75%, 10/17/2016		500,000	535,000
144A, 8.0%, 8/7/2019		4,000,000	4,625,000
NRG Energy, Inc., 7.625%, 1/15/2018		1,500,000	1,627,200
			15,119,277

Total Corporate Bonds (Cost $256,415,173)			249,552,098
Mortgage-Backed Securities Pass-Throughs 0.5%
Federal National Mortgage Association:
2.299% **, 9/1/2038		142,163	151,271
3.0%, with various maturities from 5/1/2027 until 6/1/2027		2,120,941	2,208,181
4.5%, 4/1/2023		62,658	66,579
Government National Mortgage Association:
6.5%, with various maturities from 10/20/2038 until 2/20/2039		41,837	45,902
7.0%, 6/20/2038		10,454	12,259
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,499,422)			2,484,192
Asset-Backed 11.0%
Automobile Receivables 2.6%
AmeriCredit Automobile Receivables Trust:
"B", Series 2012-4, 1.31%, 11/8/2017		1,000,000	1,000,637
"D", Series 2011-2, 4.0%, 5/8/2017		833,736	834,213
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,520,562
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		4,000,000	4,028,844
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		1,420,000	1,417,271
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,600,000	2,623,135
CPS Auto Trust, 'E", Series 2012-C, 144A, 7.5%, 12/16/2019		203,719	204,053
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		2,105,343	2,105,343
			13,734,058
Credit Card Receivables 0.3%
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		1,346,427	1,350,938
Home Equity Loans 0.6%
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.337% **, 8/25/2036		2,161,227	2,061,237
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		138,280	136,678
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.927% **, 9/25/2036		268,624	264,801
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.132% **, 2/25/2035		338,856	337,846
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035		78,011	78,159
"AF1", Series 2006-4, 5.545%, 1/25/2037		60,624	35,885
"AF1", Series 2007-2, 5.893%, 6/25/2037		347,980	187,157
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		7,442	7,494
			3,109,257
Manufactured Housing Receivables 0.1%
Mid-State Trust, "A", Series 4, 8.33%, 4/1/2030		385,035	401,327
Miscellaneous 7.4%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 1.735% **, 7/15/2026		2,540,000	2,531,331
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.274% **, 4/17/2026		2,550,000	2,514,675
Atrium V, "A2B", Series 5A, 144A, 0.581% **, 7/20/2020		500,000	490,869
CIFC Funding Ltd., "A3L", Series 2006-1A, 144A, 1.057% **, 10/20/2020		2,480,000	2,461,296
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		1,932,500	1,997,612
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.175% **, 4/18/2026		1,000,000	988,958
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.528% **, 5/1/2022		750,000	729,340
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,128,204	1,109,683
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.425% **, 7/17/2025		4,000,000	3,959,208
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 1.745% **, 7/20/2026		1,550,000	1,550,000
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 1.874% **, 7/17/2025		3,500,000	3,385,210
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 1.723% **, 11/14/2026		5,000,000	4,984,100
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		87,680	87,531
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 1.761% **, 4/20/2027		1,000,000	999,224
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 1.775% **, 4/15/2026		5,000,000	4,984,040
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 1.724% **, 7/17/2026		4,000,000	3,999,020
"A1", Series 2015-1A, 144A, 1.755% **, 4/18/2027		1,670,000	1,669,414
			38,441,511
Total Asset-Backed (Cost $57,257,255)			57,037,091
Commercial Mortgage-Backed Securities 3.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.038% **, 7/10/2044		625,000	639,196
Bear Stearns Commercial Mortgage Securities, "A4", Series 2005-PW10, 5.405%, 12/11/2040		554,972	556,309
Commercial Mortgage Trust, "A4", Series 2005-CD1, 5.202% **, 7/15/2044		127,609	127,441
Credit Suisse Commercial Mortgage Trust:
"A1A", Series 2007-C1, 5.361%, 2/15/2040		2,022,251	2,106,951
"AM", Series 2006-C4, 5.509%, 9/15/2039		1,500,000	1,558,335
Credit Suisse First Boston Mortgage Securities Corp.:
"F", Series 2005-C1, 144A, 4.821%, 2/15/2038		2,150,000	2,109,490
"H", Series 2003-C3, 144A, 5.161%, 5/15/2038		91,614	91,505
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.187% **, 3/15/2018		300,000	299,250
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.088% **, 11/5/2030		1,704,855	1,703,204
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,000,000	1,002,228
"DFL", Series 2013-HLF, 144A, 2.938% **, 11/5/2030		2,020,203	2,017,539
JPMorgan Chase Commercial Mortgage Securities Corp.:
"AM", Series 2005-LDP4, 4.999%, 10/15/2042		657,500	657,538
"A4", Series 2006-CB14, 5.481%, 12/12/2044		305,342	307,517
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		295,269	312,137
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		1,200,000	1,264,693
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284% **, 9/15/2042		190,164	189,847
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.284% **, 12/15/2044		341,227	341,352
Total Commercial Mortgage-Backed Securities (Cost $15,552,037)			15,284,532
Collateralized Mortgage Obligations 5.2%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		132,140	136,999
Countrywide Alternative Loan Trust, "A4", Series 2002-11, 6.25%, 10/25/2032		1,097	1,122
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 4.865% **, 2/20/2036		236,261	206,394
FDIC Guaranteed Notes Trust, "1A", Series 2010-S1, 144A, 0.74% **, 2/25/2048		35,415	35,426
Federal Home Loan Mortgage Corp.:
"AI", Series 3953, Interest Only, 3.0%, 2/15/2025		887,232	33,960
"GI", Series 3874, Interest Only, 3.5%, 12/15/2024		3,911,179	141,994
"CI", Series 3880, Interest Only, 3.5%, 1/15/2025		784,016	33,565
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		9,704,924	1,605,344
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		2,575,143	459,638
"LG", Series 4281, 4.0%, 1/15/2043		4,014,014	4,308,847
"CE", Series 4281, 4.0%, 7/15/2043		4,206,930	4,523,850
"CV", Series 4335, 4.25%, 9/15/2043		2,860,782	2,925,673
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018		730,857	36,267
"SP", Series 4047, Interest Only, 6.463% ***, 12/15/2037		3,473,063	571,015
"XS", Series 2470, Interest Only, 6.813% ***, 2/15/2031		905,607	216,672
"LA", Series 1343, 8.0%, 8/15/2022		51,687	59,403
"PK", Series 1751, 8.0%, 9/15/2024		191,864	218,938
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		3,649,675	465,764
"21", Series 343, Interest Only, 4.0%, 9/25/2018		286,556	12,836
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024		87,124	592
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025		122,359	5,345
"DE", Series 2014-18, 4.0%, 8/25/2042		4,035,704	4,295,624
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024		17,942	31
"9", Series 406, Interest Only, 4.5%, 2/25/2041		2,208,749	441,811
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		1,414,355	322,941
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		2,921,934	525,012
"27", Series 351, Interest Only, 5.0%, 4/25/2019		241,959	15,494
"2", Series 350, Interest Only, 5.5%, 3/25/2034		255,690	50,907
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		3,928,968	631,716
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		5,614,431	1,073,498
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038		226,639	13,520
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038		945,759	51,923
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,090,533	626,462
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,221,189	391,709
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		719,976	162,057
MASTR Asset Securitization Trust, "8A4", Series 2003-4, 4.75%, 5/25/2018		18,675	18,826
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.132% **, 12/25/2034		68,332	67,484
Residential Accredit Loans, Inc., "NB4", Series 2003-QS19, 4.75%, 10/25/2033		80,747	82,100
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		249,258	257,552
Structured Agency Credit Risk Debt Notes, "M1", Series 2013-DN1, 3.587% **, 7/25/2023		1,920,441	1,979,796
Washington Mutual Mortgage Pass-Through Certificates Trust, "2A3", Series 2003-S6, 4.75%, 7/25/2018		52,743	53,185
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		61,055	61,882
Total Collateralized Mortgage Obligations (Cost $27,046,550)			27,123,174
Government & Agency Obligations 5.9%
Other Government Related (c) 2.7%
Africa Finance Corp., 144A, 4.375%, 4/29/2020		3,000,000	3,039,300
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018		2,000,000	1,955,000
Russian Railways, REG S, 5.739%, 4/3/2017		2,000,000	2,050,480
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	1,933,364
Vimpel Communications, 144A, 7.748%, 2/2/2021		3,000,000	3,094,200
Vnesheconombank, 144A, 6.902%, 7/9/2020		2,000,000	1,957,600
			14,029,944
Sovereign Bonds 1.6%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,600,000	2,590,588
Republic of Ecuador, 144A, 9.375%, 12/15/2015		2,500,000	2,481,250
Republic of Slovenia, 144A, 4.75%, 5/10/2018		3,000,000	3,210,000
			8,281,838
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Bank, 1.0%, 6/21/2017		445,000	447,054
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills:
0.06% ****, 8/13/2015 (d)		614,000	613,995
0.07% ****, 12/3/2015 (d)		1,022,000	1,021,731
U.S. Treasury Notes:
0.75%, 3/31/2018		190,000	189,243
1.0%, 8/31/2016 (e)		6,050,000	6,090,178
			7,915,147
Total Government & Agency Obligations (Cost $30,501,836)			30,673,983
Loan Participations and Assignments 13.9%
Senior Loans **
1011778 B.C. Unlimited Liability Co., Term Loan B, 3.75%, 12/12/2021		628,667	631,329
Academy Ltd., Term Loan B, 5.0%, 7/1/2022		750,000	754,530
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021		248,747	247,853
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		496,259	498,842
Alere, Inc., Term Loan B, 4.25%, 6/18/2022		250,000	251,389
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019		1,558,437	1,561,359
American Energy - Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020		500,000	358,125
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		495,000	495,433
Amneal Pharmaceuticals LLC, Term Loan, 4.5%, 11/1/2019		989,562	993,892
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	390,000
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020		748,087	739,671
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021		988,462	995,737
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021		731,636	739,867
Asurion LLC, Term Loan B1, 5.0%, 5/24/2019		954,938	956,132
Aufinco Pty Ltd., First Lien Term Loan, 4.0%, 5/29/2020		490,000	490,615
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020		498,519	475,463
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 3.5%, 6/10/2016		317,566	318,558
BATS Global Markets, Inc., Term Loan B2, 5.75%, 1/31/2020		720,039	726,041
Bombardier Recreational Products, Inc., Term Loan B, 3.75%, 1/30/2019		754,286	757,427
Brickman Group Ltd. LLC, First Lien Term Loan, 4.0%, 12/18/2020		989,975	989,297
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021		465,417	467,502
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020		498,731	483,976
California Pizza Kitchen, Inc., Term Loan, 5.25%, 3/29/2018		485,507	479,591
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		750,000	749,685
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019		738,366	743,095
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019		492,500	492,192
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020		250,000	235,000
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020		970,763	971,976
Delta 2 (LUX) SARL, Term Loan B3, 4.75%, 7/30/2021		1,000,000	999,690
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022		500,000	502,342
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021		495,000	494,072
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021		735,486	573,679
Duff & Phelps Investment Management Co.:
Term Loan B, 4.5%, 4/23/2020		490,006	491,998
Term Loan, 4.5%, 4/23/2020		248,750	249,683
Term Delayed Draw, 4.5%, 4/23/2020		248,750	249,683
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	497,813
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019		1,087,858	1,094,657
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019		491,250	448,673
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018		486,281	449,810
First Data Corp., Term Loan, 3.687%, 3/24/2018		500,000	499,415
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020		740,630	713,089
Focus Brands, Inc., Term Loan, 4.25%, 2/21/2018		351,258	352,245
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021		468,182	331,239
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020		492,500	494,347
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/30/2021		496,248	496,558
Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/2021		495,000	450,450
Hanson Building Products Ltd., Second Lien Term Loan, 10.5%, 2/12/2023		500,000	500,000
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019		500,000	503,750
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		497,449	499,583
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021		248,747	241,284
Hub International Ltd., Term Loan B, 4.0%, 10/2/2020		491,281	489,746
Hubbard Radio LLC, Term Loan B, 4.25%, 5/15/2020		493,055	499,218
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021		497,449	500,558
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018		599,787	600,210
Inmar Holdings, Inc., First Lien Term Loan, 4.25%, 1/27/2021		495,000	490,793
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020		493,769	496,238
IQOR U.S., Inc., Term Loan B, 6.0%, 4/1/2021		480,496	434,849
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020		491,250	491,660
Jeld-Wen, Inc.: Incremental Term Loan, 5.0%, 6/18/2022		500,000	503,125
Term Loan B, 5.25%, 10/15/2021		244,397	246,127
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021		745,619	747,483
Koppers Holdings, Inc., Term Loan, 3.534%, 8/15/2019		500,000	470,000
Kronos Worldwide Inc., Term Loan, 4.0%, 2/18/2020		496,231	494,991
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021		987,500	951,703
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019		982,326	984,414
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		500,000	499,768
Term Loan B, 4.0%, 1/15/2020		500,000	502,032
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021		493,750	486,344
MacDermid, Inc., First Lien Term Loan, 4.5%, 6/7/2020		997,455	1,002,832
Mitel U.S. Holdings, Inc., Term Loan, 5.0%, 3/31/2022		500,000	504,687
Mohegan Tribal Gaming Authority, Term Loan A, 4.532%, 6/15/2018		456,250	451,546
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020		244,959	233,936
Monitronics International, Inc., Term Loan B1, 4.5%, 4/2/2022		498,750	501,947
NEP/NCP Holdco, Inc., Term Loan, 4.25%, 1/22/2020		978,482	976,652
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020		343,750	349,766
Nortek, Inc., Term Loan B, 3.5%, 10/30/2020		500,000	496,875
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019		492,500	491,476
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019		227,848	227,493
Second Lien Term Loan, 8.0%, 1/17/2020		250,000	236,250
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019		735,000	735,459
P2 Upstream Acquisition Co., First Lien Term Loan, 5.0%, 10/30/2020		246,250	244,711
Par Pharmaceutical Companies, Inc., Term Loan B3, 4.25%, 9/30/2019		497,500	497,998
Payless, Inc., First Lien Term Loan, 5.0%, 3/11/2021		987,500	913,437
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020		48,861	37,585
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		976,982	979,552
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021		495,000	494,176
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		493,750	490,560
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021		496,250	498,525
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		472,673	473,486
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021		496,250	497,491
Reynolds Group Holdings, Inc., Term Loan, 4.5%, 12/1/2018		477,638	481,041
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021		495,000	485,100
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018		490,031	474,414
Sabre, Inc., Term Loan, 4.0%, 2/19/2019		491,250	494,013
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021		497,500	492,525
SBA Senior Finance II LLC, Term Loan B, 3.25%, 6/1/2022		750,000	746,407
Science Applications International Corp., Term Loan B, 3.75%, 5/4/2022		498,750	501,431
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020		467,281	469,033
Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/2019		483,336	485,199
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021		498,741	443,630
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020		114,464	99,202
Term Loan B, 4.25%, 12/16/2020		822,847	713,133
Term Loan M, 4.25%, 12/16/2020		42,689	36,997
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021		496,250	494,776
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021		993,741	950,885
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020		491,297	492,987
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020		926,667	928,983
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020		491,206	490,182
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019		497,500	503,097
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019		958,787	963,581
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020		598,745	601,735
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020		248,127	228,381
Transdigm, Inc., Term Loan E, 3.5%, 5/14/2022		997,620	994,148
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018		459,156	458,008
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019		980,000	980,245
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		497,462	499,499
United Site Services, Inc.:
Term Delay Draw, 5.52%, 8/5/2016		35,542	35,631
Term Loan B, 5.75%, 8/5/2021		202,435	202,941
USI, Inc., Term Loan B, 4.25%, 12/27/2019		491,250	490,943
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019		487,848	480,530
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022		500,000	502,502
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021		481,250	483,355
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		498,750	501,805
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019		925,390	930,017
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021		990,000	992,787
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021		970,085	969,328
Ziggo Financing Partnership:
Term Loan B1, 3.5%, 1/15/2022		462,234	460,394
Term Loan B2A, 3.5%, 1/15/2022		297,872	296,687
Term Loan B3, 3.5%, 1/15/2022		489,894	487,944
Total Loan Participations and Assignments (Cost $72,453,883)			71,697,832
		Shares	Value ($)
Securities Lending Collateral 4.1%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $21,085,214)		21,085,214	21,085,214
Cash Equivalents 7.2%
Central Cash Management Fund, 0.10% (f)		17,204,655	17,204,655
Deutsche Variable NAV Money Fund, 0.27% (f)		2,005,856	20,060,565
Total Cash Equivalents (Cost $37,265,220)			37,265,220
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $520,076,590) †		98.9	512,203,336
Other Assets and Liabilities, Net		1.1	5,466,972
Net Assets		100.0	517,670,308

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents a bond that is in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	3,065,000	USD	3,327,926	76,625

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
***	These securities are shown at their current rate as of July 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $520,083,382. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $7,880,046. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,513,326 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,393,372.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $20,288,656, which is 3.9% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At July 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At July 31, 2015, the Fund had an unfunded loan commitment of $10,812, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
United Site Services, Inc., Term Delay Draw, 8/5/2016	10,812	10,866	54

At July 31, 2015, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2015	116	25,411,250	52,335

At July 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2015	383	45,900,156	(180,301)
At July 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/16/2015 9/16/2017	100,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	19,220	179,129
6/17/2015 6/17/2017	350,000,000	Fixed — 1.32%	Floating — 3-Month LIBOR	(2,994,775)	(2,994,775)
6/17/2015 6/17/2019	170,000,000	Fixed — 2.0%	Floating — 3-Month LIBOR	(3,585,776)	(3,585,776)
8/21/2014 4/12/2016	200,000,000	Floating — 3-Month LIBOR	Fixed — 0.57%	490,190	414,108
8/21/2014 4/12/2019	8,000,000	Floating — 3-Month LIBOR	Fixed — 1.315%	5,280	100,404
9/16/2015 9/16/2017	229,400,000	Floating — 3-Month LIBOR	Fixed — 1.0%	44,091	375,489
Total net unrealized depreciation				(5,511,421)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2015 is 0.31%.
As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	5,230,462	JPY	650,000,000	8/10/2015	14,496	Morgan Stanley
CAD	14,200,000	USD	11,133,103	8/10/2015	276,087	Societe Generale
AUD	10,900,000	USD	8,088,345	8/10/2015	123,172	National Australia Bank Ltd.
NZD	8,300,000	USD	5,511,142	8/10/2015	35,016	UBS AG
NZD	7,900,000	USD	5,268,234	8/10/2015	56,017	Macquarie Bank Ltd.
Total unrealized appreciation					504,788

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	5,577,814	CAD	7,100,000	8/10/2015	(149,306)	Macquarie Bank Ltd.
USD	2,721,470	JPY	330,000,000	8/10/2015	(58,645)	BNP Paribas
USD	5,552,991	NZD	8,300,000	8/10/2015	(76,864)	National Australia Bank Ltd.
USD	4,011,279	SEK	34,000,000	8/10/2015	(69,674)	BNP Paribas
USD	4,011,265	SEK	34,000,000	8/10/2015	(69,659)	Morgan Stanley
USD	2,702,496	SEK	23,000,000	8/10/2015	(36,116)	Commonwealth Bank of Australia
GBP	3,045,000	USD	4,673,919	10/16/2015	(78,797)	Citigroup, Inc.
Total unrealized depreciation					(539,061)

Currency Abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$249,552,098	$—	$249,552,098
Mortgage-Backed Securities Pass-Throughs	—	2,484,192	—	2,484,192
Asset-Backed	—	57,037,091	—	57,037,091
Commercial Mortgage-Backed Securities	—	15,284,532	—	15,284,532
Collateralized Mortgage Obligations	—	27,123,174	—	27,123,174
Government & Agency Obligations	—	30,673,983	—	30,673,983
Loan Participations and Assignments	—	68,661,938	3,035,894	71,697,832
Short-Term Investments (h)	58,350,434	—	—	58,350,434
Unfunded Loan Commitment	—	—	54	54
Derivatives (i)
Futures Contracts	52,335	—	—	52,335
Interest Rate Swap Contracts	—	1,069,130	—	1,069,130
Forward Foreign Currency Exchange Contracts	—	504,788	—	504,788
Total	$58,402,769	$452,390,926	$3,035,948	$513,829,643
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(180,301)	$—	$—	$(180,301)
Interest Rate Swap Contracts	—	(6,580,551)	—	(6,580,551)
Forward Foreign Currency Exchange Contracts	—	(539,061)	—	(539,061)
Total	$(180,301)	$(7,119,612)	$—	$(7,299,913)

During the period ended July 31, 2015, the amount of transfers between Level 2 and Level 3 was $1,234,396. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

During the period ended July 31, 2015, the amount of transfers between Level 3 and Level 2 was $4,939,947. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Interest Rate Contracts	$(127,966)	$(5,511,421)	$—
Foreign Exchange Contracts	$—	$—	$(34,273)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015